Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series R - Fixed Rate
Amount Registered | shares	350,000,000
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Offering Note	The prospectus to which this Exhibit is attached is a final prospectus for the related offering.